Deferred Income Tax and Other Liabilities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Recognized deferred tax assets in respect to tax losses	$ 134.5	$ 183.8
Deductible temporary differences associated with capital losses and other items for which deferred income tax assets have not been recognized	13.4	12.9
Right-of-use asset	20.4	22.8
Lease liabilities	16.1	18.5
Lease liability, current	$ 2.6	$ 1.3